Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2020
13. Cash, cash equivalents and restricted cash
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Cash on hand	-	20
Cash at bank	67	11
Restricted cash at bank(1)	65	66
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	132	97

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(1) This related to cash deposits in the bank accounts that are frozen by court order as Chutian was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.